Fair Value of Financial Instruments - Fair Value Measured on Recurring Basis (Details) - USD ($) $ in Thousands		3 Months Ended
	May 27, 2022	Mar. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2024		$ 0
Acquisition of Emission - Earnout 2	$ 800	6,612
Change in fair value of contingent consideration		379
Balance as of March 31, 2025		$ 6,991